Pension And Postretirement Benefits (Schedule of Estimated Future Benefit Payments) (Details) $ in Millions	Aug. 02, 2015 USD ($)
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 246
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	169
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	165
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	168
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	165
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	828
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	30
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	31
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	31
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	31
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	31
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 141